Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2016
Income Statement [Member]
Variable Interest Entity [Line Items]
Schedule of VIEs and other group entities

	Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Net Revenues	72,645	108,133	33,679
Net loss	(9,636)	(14,554)	(4,598)
Net cash (used in) generated from operating activities	(49,782)	37,943	(11,536)
Net cash generated from (used in) investing activities	14,709	(31,682)	2,601
Net cash generated from financing activities	33,370	—	—

Balance Sheet [Member]
Variable Interest Entity [Line Items]
Schedule of VIEs and other group entities
	As of December 31,
	2015	2016
	RMB	RMB
Total assets	103,740	—
Total liabilities	104,795	—